Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock, Members' Deficit and Stockholders' Equity (Deficit) (Parenthetical) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended	9 Months Ended
	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series G Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]
Issuance cost on issue of convertible redeemable Series G preferred stock	$ 59
Issuance of common stock, issuance costs		$ 23